Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	OPTIMUM FUND TRUST
Document Creation Date	dei_DocumentCreationDate	Mar. 24, 2016
Document Effective Date	dei_DocumentEffectiveDate	Mar. 24, 2016
Prospectus Date	rr_ProspectusDate	Jul. 29, 2015